Shareholder Report, Average Annual Return (Details) 194906_Aristotle Floating Rate Income Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	2.09%	5.04%	4.66%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	5.25%	5.68%	4.97%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Morningstar LSTA US Leveraged Loan TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan TR USD
Average Annual Return, Percent	4.81%	5.93%	5.61%
S&P UBS Leverage Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leverage Loan Index
Average Annual Return, Percent	4.79%	5.85%	5.59%